Shareholder Fees - VIPSectorFunds-InvestorComboPRO	Apr. 29, 2024 USD ($)
VIPSectorFunds-InvestorComboPRO | VIP Energy Portfolio
Shareholder Fees:
(fees paid directly from your investment)